First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
July 31, 2026 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 32.9%
	Automobiles – 0.6%
85,348	Ford Motor Co. (a)	6.20%	06/01/59	$1,740,246
161,910	Ford Motor Co. (a) (b)	6.00%	12/01/59	3,175,055
65,437	Ford Motor Co. (b)	6.50%	08/15/62	1,370,251
				6,285,552
	Banks – 1.7%
279,033	Bank of America Corp., Series KK (a)	5.38%	(c)	5,842,951
18,022	Bank of America Corp., Series LL (a)	5.00%	(c)	352,871
44,256	Bank of America Corp., Series NN	4.38%	(c)	755,007
37,672	Bank of America Corp., Series SS (a)	4.75%	(c)	695,425
2,079	Huntington Bancshares, Inc., Series J (d)	6.88%	(c)	52,058
26,884	JPMorgan Chase & Co., Series GG (a)	4.75%	(c)	519,937
20,133	JPMorgan Chase & Co., Series JJ	4.55%	(c)	369,239
200,768	JPMorgan Chase & Co., Series LL (a)	4.63%	(c)	3,752,354
72,798	Pinnacle Financial Partners, Inc., Series C (a)	6.75%	(c)	1,749,336
31,761	Truist Financial Corp., Series R (a)	4.75%	(c)	582,497
31,614	Wells Fargo & Co., Series AA (a)	4.70%	(c)	573,478
49,276	Wells Fargo & Co., Series Z (a)	4.75%	(c)	903,229
140,006	Wintrust Financial Corp., Series F (a) (d)	7.88%	(c)	3,668,157
				19,816,539
	Capital Markets – 4.6%
112,837	Affiliated Managers Group, Inc. (a)	5.88%	03/30/59	2,275,922
29,434	Affiliated Managers Group, Inc.	4.75%	09/30/60	493,314
152,344	Affiliated Managers Group, Inc.	4.20%	09/30/61	2,288,207
374,488	Affiliated Managers Group, Inc. (a)	6.75%	03/30/64	8,594,500
201,259	Bank of New York Mellon (The) Corp., Series K (a) (d)	6.15%	(c)	5,025,437
86,454	Brookfield Oaktree Holdings LLC, Series A (a)	6.63%	(c)	1,810,347
70,985	Brookfield Oaktree Holdings LLC, Series B (a)	6.55%	(c)	1,483,587
570,192	Carlyle Finance LLC	4.63%	05/15/61	9,248,514
44,837	DigitalBridge Group, Inc., Series H	7.13%	(c)	692,283
174,620	DigitalBridge Group, Inc., Series I	7.15%	(c)	2,685,656
105,810	DigitalBridge Group, Inc., Series J	7.13%	(c)	1,670,740
258,989	KKR Group Finance Co., IX LLC	4.63%	04/01/61	4,208,571
58,805	Morgan Stanley, Series K (a)	5.85%	(c)	1,363,100
68,527	Morgan Stanley, Series Q (a)	6.63%	(c)	1,742,642
91,907	State Street Corp., Series G (a)	5.35%	(c)	1,949,347
316,316	TPG Operating Group II, L.P. (a) (b)	6.95%	03/15/64	7,243,636
				52,775,803
	Consumer Finance – 0.0%
17,460	Capital One Financial Corp., Series I (a)	5.00%	(c)	315,502
	Diversified REITs – 0.2%
84,783	Global Net Lease, Inc., Series A (a) (b)	7.25%	(c)	1,945,770
	Diversified Telecommunication Services – 0.6%
239,966	AT&T, Inc. (a) (b)	5.35%	11/01/66	4,775,323
135,730	AT&T, Inc., Series C	4.75%	(c)	2,327,770
				7,103,093
	Electric Utilities – 4.7%
993,927	NextEra Energy Capital Holdings, Inc., Series U (a) (b)	6.50%	06/01/85	24,053,033
117,481	NextEra Energy Capital Holdings, Inc., Series Z (a) (b)	6.50%	04/15/86	2,813,670
8,671	Southern (The) Co.	5.25%	12/01/77	176,021
179,406	Southern (The) Co., Series 2020 (a)	4.95%	01/30/80	3,372,833

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
18,721	Southern (The) Co. (b)	6.50%	03/15/85	$472,705
9,923	Southern (The) Co., Series C	4.20%	10/15/60	164,226
956,056	Xcel Energy, Inc. (a) (b)	6.25%	10/15/85	22,256,984
				53,309,472
	Financial Services – 2.4%
291	Apollo Global Management, Inc. (d)	7.63%	09/15/53	7,473
842,139	Corebridge Financial, Inc. (a) (b)	6.38%	12/15/64	18,611,272
414,129	Equitable Holdings, Inc., Series A (a)	5.25%	(c)	8,013,396
54,166	Voya Financial, Inc., Series B (a) (d)	5.35%	(c)	1,284,276
				27,916,417
	Food Products – 0.2%
21,665	CHS, Inc., Series 2 (a)	7.10%	(c)	545,525
74,933	CHS, Inc., Series 3 (a)	6.75%	(c)	1,842,602
				2,388,127
	Independent Power & Renewable Electricity Producers – 0.4%
245,850	Brookfield BRP Holdings Canada, Inc.	4.63%	(c)	3,712,335
51,772	Brookfield Renewable Partners, L.P., Series 17	5.25%	(c)	881,677
				4,594,012
	Insurance – 9.7%
690,322	AEGON Funding Co., LLC (a)	5.10%	12/15/49	12,529,344
35,711	Allstate (The) Corp., Series H (a)	5.10%	(c)	692,079
311,441	American National Group, Inc. (a)	7.38%	(c)	7,412,296
136,459	Arch Capital Group Ltd., Series G	4.55%	(c)	2,244,751
21,879	Arch Capital Group Ltd., Series F	5.45%	(c)	427,078
125,027	Aspen Insurance Holdings Ltd. (a)	5.63%	(c)	2,410,521
361,969	Aspen Insurance Holdings Ltd. (a)	5.63%	(c)	6,841,214
76,942	Assurant, Inc. (a)	5.25%	01/15/61	1,469,592
523,893	Athene Holding Ltd. (a) (b) (d)	7.25%	03/30/64	12,934,918
105,713	Athene Holding Ltd., Series A (a) (d)	6.35%	(c)	2,526,541
362,117	Athene Holding Ltd., Series E (a) (d)	7.75%	(c)	9,096,379
6,577	Athene Holding Ltd., Series B	5.63%	(c)	122,858
156,492	CNO Financial Group, Inc.	5.13%	11/25/60	2,580,553
766,804	Enstar Group Ltd., Series D (a) (d)	7.00%	(c)	17,490,799
413,219	F&G Annuities & Life, Inc. (a)	7.95%	12/15/53	10,177,584
795,833	F&G Annuities & Life, Inc. (a) (b)	7.30%	01/15/65	16,513,535
12,379	MetLife, Inc., Series F (a)	4.75%	(c)	225,298
193,528	Phoenix (The) Cos., Inc.	7.45%	01/15/32	3,483,504
2,799	Prudential Financial, Inc.	5.63%	08/15/58	60,402
5,753	Prudential Financial, Inc.	5.95%	09/01/62	128,119
92,716	RenaissanceRe Holdings Ltd., Series G	4.20%	(c)	1,416,701
41,612	W.R. Berkley Corp. (a)	5.10%	12/30/59	770,238
				111,554,304
	Mortgage REITs – 1.4%
86,267	AGNC Investment Corp., Series E, 3 Mo. CME Term SOFR + CSA + 4.99% (a) (e)	9.07%	(c)	2,201,534
150,963	AGNC Investment Corp., Series F, 3 Mo. CME Term SOFR + CSA + 4.70% (a) (e)	8.71%	(c)	3,784,642
121,788	AGNC Investment Corp., Series H (a) (b)	8.75%	(c)	3,098,287
118,459	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (a) (e)	9.07%	(c)	3,059,796

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Mortgage REITs (Continued)
157,984	Annaly Capital Management, Inc., Series J (a)	8.88%	(c)	$4,120,223
				16,264,482
	Multi-Utilities – 2.8%
195,763	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	3,163,530
81,694	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(c)	1,429,645
167,428	CMS Energy Corp. (a) (b)	5.88%	10/15/78	3,656,628
182,493	CMS Energy Corp. (a) (b)	5.88%	03/01/79	4,034,920
744,257	DTE Energy Co., Series H (a)	6.25%	10/01/85	17,624,006
77,678	Sempra (a)	5.75%	07/01/79	1,619,586
				31,528,315
	Oil, Gas & Consumable Fuels – 0.3%
155,939	TransCanada PipeLines Ltd. (a) (b)	6.25%	11/01/85	3,583,478
	Real Estate Management & Development – 0.4%
214,247	Brookfield Property Partners, L.P., Series A	5.75%	(c)	2,986,603
89,616	Brookfield Property Partners, L.P., Series A2	6.38%	(c)	1,357,682
				4,344,285
	Specialized REITs – 0.1%
70,483	Public Storage, Series L (a) (b)	4.63%	(c)	1,253,188
	Wireless Telecommunication Services – 2.8%
24,043	T-Mobile USA, Inc. (a) (b)	6.25%	09/01/69	554,431
906,161	T-Mobile USA, Inc. (a) (b)	5.50%	03/01/70	18,503,808
654,044	T-Mobile USA, Inc. (a) (b)	5.50%	06/01/70	13,571,413
				32,629,652
	Total $25 Par Preferred Securities			377,607,991
	(Cost $418,686,803)
$1,000 PAR PREFERRED SECURITIES – 2.7%
	Banks – 2.7%
26,803	Wells Fargo & Co., Series L	7.50%	(c)	31,778,709
	(Cost $35,414,234)
$1,000,000 PAR PREFERRED SECURITIES – 1.1%
	Mortgage REITs – 1.1%
12	FT Real Estate Securities Co., Inc. (f) (g) (h)	9.50%	(c)	12,552,000
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 117.9%
	Banks – 68.2%
$4,450,000	Banco Bilbao Vizcaya Argentaria S.A. (d) (i)	7.13%	(c)	4,450,948
9,400,000	Banco Bilbao Vizcaya Argentaria S.A. (d) (i)	7.75%	(c)	9,835,032
7,900,000	Banco Bilbao Vizcaya Argentaria S.A. (a) (d) (i)	9.38%	(c)	8,566,152
3,300,000	Banco de Credito e Inversiones S.A. (d) (i) (j)	8.75%	(c)	3,480,378
2,000,000	Banco de Credito e Inversiones S.A. (d) (i) (k)	8.75%	(c)	2,109,320
5,700,000	Banco Mercantil del Norte S.A. (d) (i) (j)	7.50%	(c)	5,658,789
8,000,000	Banco Mercantil del Norte S.A. (d) (i) (j)	7.63%	(c)	8,015,056
7,400,000	Banco Mercantil del Norte S.A. (d) (i) (j)	8.38%	(c)	7,653,487
4,420,000	Banco Mercantil del Norte S.A. (d) (i) (j)	8.45%	(c)	4,420,000
5,400,000	Banco Mercantil del Norte S.A. (d) (i) (j)	8.75%	(c)	5,554,715

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$5,300,000	Banco Santander S.A. (a) (d) (i)	7.25%	(c)	$5,317,145
26,800,000	Banco Santander S.A. (a) (d) (i)	9.63%	(c)	29,108,284
15,600,000	Banco Santander S.A. (a) (d) (i)	9.63%	(c)	18,210,254
46,283,000	Bank of America Corp. (a) (d)	6.63%	(c)	47,277,113
21,040,000	Bank of Montreal (a) (d)	7.70%	05/26/84	21,835,775
16,100,000	Bank of Montreal (a) (d)	7.30%	11/26/84	16,667,074
1,257,000	Bank of Montreal, Series 6 (a) (d)	6.88%	11/26/85	1,265,363
19,466,000	Bank of Nova Scotia (The) (d)	8.00%	01/27/84	20,429,450
9,600,000	Bank of Nova Scotia (The) (d)	7.35%	04/27/85	9,907,594
6,420,000	Bank of Nova Scotia (The) (d)	6.88%	10/27/85	6,377,953
5,300,000	Barclays PLC (d) (i)	7.63%	(c)	5,481,096
34,000,000	Barclays PLC (a) (d) (i)	8.00%	(c)	35,790,542
8,700,000	Barclays PLC (a) (d) (i)	9.63%	(c)	9,609,968
8,550,000	BBVA Mexico S.A. (b) (d) (i) (j)	5.88%	09/13/34	8,360,383
3,850,000	BBVA Mexico S.A. (d) (i) (j)	7.63%	02/11/35	3,946,250
9,900,000	BBVA Mexico S.A. (d) (i) (j)	8.45%	06/29/38	10,616,938
11,200,000	BNP Paribas S.A. (a) (d) (i) (j)	7.20%	(c)	11,125,479
3,000,000	BNP Paribas S.A. (a) (d) (i) (j)	7.38%	(c)	3,069,339
21,210,000	BNP Paribas S.A. (a) (d) (i) (j)	7.75%	(c)	22,139,656
8,860,000	BNP Paribas S.A. (a) (d) (i) (j)	8.00%	(c)	9,404,394
23,200,000	BNP Paribas S.A. (a) (d) (i) (j)	8.50%	(c)	24,386,448
5,100,000	Canadian Imperial Bank of Commerce (a) (d)	6.95%	01/28/85	5,141,157
13,200,000	Canadian Imperial Bank of Commerce (a) (d)	7.00%	10/28/85	13,375,652
9,440,000	Citigroup, Inc. (a) (d)	6.63%	(c)	9,489,126
3,813,000	Citigroup, Inc., Series BB (a) (d)	7.20%	(c)	3,889,066
6,913,000	Citigroup, Inc., Series DD (a) (d)	7.00%	(c)	7,070,340
7,700,000	Citigroup, Inc., Series FF (a) (d)	6.95%	(c)	7,773,366
20,124,000	Citigroup, Inc., Series GG (a) (d)	6.88%	(c)	20,331,760
11,200,000	Citigroup, Inc., Series Z (a) (d)	7.38%	(c)	11,468,576
4,000,000	CoBank ACB (a) (d)	7.25%	(c)	4,036,174
3,550,000	CoBank ACB, Series N (a) (d)	6.75%	(c)	3,571,980
11,400,000	Commerzbank AG (a) (d) (i) (k)	7.50%	(c)	11,852,518
14,849,000	Credit Agricole S.A. (a) (d) (i) (j)	6.70%	(c)	14,763,415
23,351,000	Credit Agricole S.A. (d) (i) (j)	7.13%	(c)	23,727,488
2,000,000	Farm Credit Bank of Texas (a) (d)	7.75%	(c)	2,076,596
3,450,000	Farm Credit Bank of Texas, Series 3 (a) (d) (j)	6.20%	(c)	3,464,300
2,240,000	Farm Credit Bank of Texas, Series 6 (a) (d)	7.00%	(c)	2,281,048
9,200,000	First Citizens BancShares, Inc., Series D (a) (d)	7.00%	(c)	9,249,680
4,400,000	HSBC Holdings PLC (a) (d) (i)	6.75%	(c)	4,426,246
15,000,000	HSBC Holdings PLC (a) (d) (i)	6.95%	(c)	15,384,405
4,400,000	HSBC Holdings PLC (d) (i)	7.00%	(c)	4,474,919
11,940,000	HSBC Holdings PLC (d) (i)	7.05%	(c)	12,216,459
14,792,000	Huntington Bancshares, Inc., Series K (a) (d)	6.25%	(c)	14,749,668
15,925,000	ING Groep N.V. (a) (d) (i)	7.00%	(c)	16,240,204
6,360,000	ING Groep N.V. (d) (i) (k)	7.25%	(c)	6,611,782
7,085,000	ING Groep N.V. (a) (d) (i) (k)	8.00%	(c)	7,510,839
16,521,000	JPMorgan Chase & Co., Series NN (a) (d)	6.88%	(c)	17,069,580
6,200,000	JPMorgan Chase & Co., Series PP (a) (d)	6.10%	(c)	6,177,871
2,800,000	Lloyds Banking Group PLC (d) (i)	6.63%	(c)	2,754,187
18,652,000	Lloyds Banking Group PLC (a) (d) (i)	8.00%	(c)	19,690,002
12,050,000	Mitsubishi UFJ Financial Group, Inc. (d) (i)	6.35%	(c)	11,931,548
10,170,000	NatWest Group PLC (d) (i)	8.13%	(c)	11,072,567
3,720,000	Nordea Bank Abp (d) (i) (j)	6.75%	(c)	3,710,484
14,390,000	PNC Financial Services Group (The), Inc., Series W (a) (d)	6.25%	(c)	14,549,643
16,150,000	Royal Bank of Canada (a) (d)	6.75%	08/24/85	16,380,574

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$10,410,000	Royal Bank of Canada (a) (d)	6.50%	11/24/85	$10,113,095
20,300,000	Societe Generale S.A. (a) (d) (i) (j)	9.38%	(c)	21,167,500
8,000,000	Societe Generale S.A. (a) (d) (i) (j)	10.00%	(c)	8,699,512
65,000	Standard Chartered PLC (d) (k)	7.01%	(c)	65,912
5,660,000	Sumitomo Mitsui Financial Group, Inc. (a) (d) (i)	6.60%	(c)	5,649,031
3,600,000	Swedbank AB (d) (i) (k)	7.75%	(c)	3,776,580
2,964,000	Toronto-Dominion Bank (The) (a) (d)	8.13%	10/31/82	3,055,917
6,100,000	Toronto-Dominion Bank (The) (a) (d)	6.35%	10/31/85	6,102,356
6,160,000	Wells Fargo & Co., Series GG (a) (d)	6.13%	(c)	6,159,736
				783,373,234
	Capital Markets – 8.8%
2,700,000	Bank of New York Mellon (The) Corp. (a) (d)	5.95%	(c)	2,709,707
7,100,000	Charles Schwab (The) Corp., Series L (a) (d)	6.10%	(c)	7,007,059
28,250,000	Credit Suisse Group AG, Claim (g) (h) (l) (m)			10,065,475
6,400,000	Credit Suisse Group AG, Claim (g) (h) (l) (m)			2,280,320
15,730,000	Credit Suisse Group AG, Claim (g) (h) (l) (m)			5,604,599
19,220,000	Credit Suisse Group AG, Claim (g) (h) (l) (m)			6,848,086
6,600,000	Deutsche Bank AG (d) (i) (k)	8.13%	(c)	6,957,200
4,500,000	Goldman Sachs Group (The), Inc., Series AA (a) (d)	6.50%	(c)	4,468,436
22,724,000	Goldman Sachs Group (The), Inc., Series X (a) (d)	7.50%	(c)	23,521,112
5,400,000	Goldman Sachs Group (The), Inc., Series Y (a) (d)	6.13%	(c)	5,327,446
9,300,000	Nomura Holdings, Inc. (a) (d) (i)	7.00%	(c)	9,462,183
8,064,000	State Street Corp., Series I (a) (d)	6.70%	(c)	8,249,149
9,011,000	State Street Corp., Series J (a) (d)	6.70%	(c)	9,257,910
				101,758,682
	Diversified Telecommunication Services – 3.8%
17,315,000	Bell Canada (a) (b) (d)	7.00%	09/15/55	17,462,437
6,940,000	TELUS Corp. (a) (b) (d)	7.00%	10/15/55	6,999,045
6,927,000	TELUS Corp. (a) (b) (d)	6.63%	06/09/56	6,771,314
6,236,000	Verizon Communications, Inc. (a) (b) (d)	6.20%	05/14/56	6,105,789
6,236,000	Verizon Communications, Inc. (a) (d)	6.05%	05/14/58	6,135,130
				43,473,715
	Electric Utilities – 9.2%
11,170,000	American Electric Power Co., Inc. (a) (b) (d)	6.95%	12/15/54	11,788,047
14,283,000	American Electric Power Co., Inc., Series D (a) (b) (d)	6.05%	03/15/56	14,041,989
7,600,000	Duke Energy Corp. (a) (b) (d)	6.45%	09/01/54	7,787,811
4,950,000	Emera US Finance LLC, Series A (a) (b) (d)	6.65%	10/01/56	4,986,303
7,615,000	Emera US Finance LLC, Series B (a) (b) (d)	6.85%	10/01/56	7,676,948
7,350,000	Entergy Corp. (a) (d)	6.10%	06/15/56	7,226,743
7,140,000	EUSHI Finance, Inc. (a) (b) (d)	7.63%	12/15/54	7,420,888
6,424,000	EUSHI Finance, Inc. (a) (d)	6.25%	04/01/56	6,345,014
2,600,000	Eversource Energy, Series A (a) (d)	6.10%	08/15/56	2,586,739
9,115,000	Eversource Energy, Series B (a) (b) (d)	6.35%	08/15/56	9,075,568
9,965,000	NextEra Energy Capital Holdings, Inc. (a) (d)	6.75%	06/15/54	10,234,762
4,860,000	NextEra Energy Capital Holdings, Inc. (a) (b) (d)	6.50%	08/15/55	4,894,409
2,200,000	NextEra Energy Capital Holdings, Inc., Series BB (a) (d)	6.20%	10/01/56	2,150,880
9,400,000	Southern (The) Co., Series 2025 (a) (b) (d)	6.38%	03/15/55	9,521,702
				105,737,803
	Financial Services – 2.9%
15,000,000	American AgCredit Corp. (a) (d) (j)	8.75%	(c)	14,998,050
9,350,000	Capital Farm Credit ACA, Series 1 (a) (d) (j)	8.39%	(c)	9,222,934

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Financial Services (Continued)
$3,800,000	Compeer Financial ACA (a) (d) (j)	4.88%	(c)	$3,762,817
4,590,000	Compeer Financial ACA (a) (d) (j)	7.88%	(c)	4,677,577
505,000	Corebridge Financial, Inc. (a) (d)	6.88%	(c)	518,372
				33,179,750
	Food Products – 4.7%
4,000,000	Dairy Farmers of America, Inc. (a) (f)	7.13%	(c)	4,025,084
7,329,000	Land O’Lakes Capital Trust I (a) (b) (f)	7.45%	03/15/28	7,510,796
10,000,000	Land O’Lakes, Inc. (a) (j)	7.25%	(c)	9,200,000
33,000,000	Land O’Lakes, Inc. (a) (j)	8.00%	(c)	33,000,000
				53,735,880
	Gas Utilities – 1.1%
6,820,000	AltaGas Ltd. (a) (b) (d) (j)	7.20%	10/15/54	7,058,400
5,505,000	Spire, Inc. (b) (d)	6.45%	06/01/56	5,488,773
				12,547,173
	Independent Power & Renewable Electricity Producers – 1.0%
11,233,000	AES (The) Corp. (a) (b) (d)	6.95%	07/15/55	11,041,612
	Insurance – 12.1%
2,600,000	Allianz SE (a) (d) (i) (j)	6.50%	(c)	2,581,111
7,400,000	Allianz SE (a) (d) (i) (j)	6.55%	(c)	7,458,534
5,570,000	American National Group, Inc. (a) (d)	7.00%	12/01/55	5,362,793
15,935,000	Assurant, Inc. (a) (b) (d)	7.00%	03/27/48	16,127,257
5,150,000	Assured Guaranty Municipal Holdings, Inc. (b) (d) (j)	6.40%	12/15/66	4,945,060
7,200,000	CNP Assurances S.A. (d) (i) (k)	4.88%	(c)	6,723,191
15,300,000	Fortegra Financial Corp. (d) (f)	8.50%	10/15/57	14,963,969
10,063,000	Global Atlantic Fin Co. (a) (b) (d) (j)	7.95%	10/15/54	10,078,819
8,781,000	Global Atlantic Fin Co. (a) (b) (d) (j)	7.25%	03/01/56	8,442,586
29,237,000	Hartford Insurance Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (a) (b) (e) (j)	6.04%	02/12/47	28,995,334
8,183,000	Kuvare US Holdings, Inc. (a) (d) (j)	10.47%	02/17/51	8,231,067
2,465,000	Liberty Mutual Group, Inc. (j)	4.30%	02/01/61	1,511,726
10,900,000	Meiji Yasuda Life Insurance Co. (a) (b) (d) (j)	6.10%	06/11/55	10,903,087
2,442,000	Nationwide Financial Services Capital Trust (b) (m)	7.90%	03/01/37	2,672,248
2,910,000	Nationwide Financial Services, Inc. (a) (b)	6.75%	05/15/37	2,888,152
4,796,000	Nippon Life Insurance Co. (a) (b) (d) (j)	6.50%	04/30/55	4,944,225
2,600,000	Reinsurance Group of America, Inc. (a) (d)	6.38%	09/15/56	2,538,394
				139,367,553
	Multi-Utilities – 4.1%
450,000	CenterPoint Energy, Inc., Series B (b) (d)	6.85%	02/15/55	467,992
16,470,000	Dominion Energy, Inc. (a) (d)	6.63%	05/15/55	16,602,369
8,693,000	Dominion Energy, Inc. (a) (d)	6.20%	02/15/56	8,561,971
1,688,000	Dominion Energy, Inc., Series A (a) (d)	6.88%	02/01/55	1,727,106
4,165,000	Dominion Energy, Inc., Series B (b) (d)	7.00%	06/01/54	4,347,698
7,000,000	NiSource, Inc. (a) (b) (d)	6.38%	03/31/55	7,109,585
8,000,000	Sempra (a) (b) (d)	6.40%	10/01/54	7,964,503
				46,781,224
	Oil, Gas & Consumable Fuels – 1.2%
2,500,000	Enbridge, Inc. (a) (b) (d)	7.63%	01/15/83	2,693,630
10,415,000	Enbridge, Inc. (a) (b) (d)	8.50%	01/15/84	11,774,501
				14,468,131

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Wireless Telecommunication Services – 0.8%
$8,687,000	Rogers Communications, Inc. (a) (d)	7.13%	04/15/55	$8,771,341
	Total Capital Preferred Securities			1,354,236,098
	(Cost $1,368,672,102)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 0.4%
	Capital Markets – 0.4%
393,289	Invesco Preferred ETF	4,219,991
	(Cost $4,328,147)
	Total Investments – 155.0%	1,780,394,789
	(Cost $1,843,091,286)
REVERSE REPURCHASE AGREEMENT – (8.7)%
(100,000,000)	Scotia Bank, due 10/15/26 , 1 month CME Term SOFR + 80 bps	(100,000,000)
	Outstanding Loan – (47.8)%	(549,242,000)
	Net Other Assets and Liabilities – 1.5%	17,459,470
	Net Assets – 100.0%	$1,148,612,259

(a)	All or a portion of this security serves as collateral on the outstanding loan. At July 31, 2026, the segregated value of these securities amounts to $863,605,310.
(b)
This security or a portion of this security is segregated as collateral for reverse repurchase agreements. All of these securities are corporate bonds. The remaining contractual maturity of the agreement is between 30-90 days. At July 31, 2026, securities noted as such are valued at $153,611,199.

(c)	Perpetual maturity.
(d)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2026. At a predetermined date, the fixed rate will change to a variable rate.
(e)	Floating or variable rate security.
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. (see Restricted Securities table).

(g)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2026, securities noted as such are valued at $37,350,480 or 3.3% of net assets.

(h)	This security’s value was determined using significant unobservable inputs. (see Valuation Inputs section).
(i)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2026, securities noted as such amounted to $495,151,958 or 27.5% of managed assets. Of these securities, 5.8% originated in emerging markets, and 94.2% originated in foreign markets.

(j)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Stonebridge
Advisors LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment.
At July 31, 2026, securities noted as such amounted to $373,375,338 or 32.5% of net assets.

(k)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(l)	Claim pending with the administrative court of Switzerland.
(m)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Country Allocation†	% of Total Investments
United States	56.4%
Canada	11.4
France	8.2
United Kingdom	6.8
Spain	4.2
Japan	2.4
Bermuda	2.1
Cayman Islands	1.8
Netherlands	1.7
Germany	1.6
Switzerland	1.4
Mexico	1.3
Chile	0.3
Sweden	0.2
Finland	0.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:
ASSETS TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$111,554,304	$90,580,001	$20,974,303	$—
Other Industry Categories*	266,053,687	266,053,687	—	—
$1,000 Par Preferred Securities*	31,778,709	31,778,709	—	—
$1,000,000 Par Preferred Securities*	12,552,000	—	—	12,552,000
Capital Preferred Securities:
Capital Markets	101,758,682	—	76,960,202	24,798,480
Other Industry Categories*	1,252,477,416	—	1,252,477,416	—
Exchange-Traded Funds*	4,219,991	4,219,991	—	—
Total Investments	$1,780,394,789	$392,632,388	$1,350,411,921	$37,350,480

LIABILITIES TABLE
	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Reverse Repurchase Agreement	$(100,000,000)	$—	$(100,000,000)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 Investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs. As of July 31, 2026, Level 3 investments were valued using unadjusted pricing quotes obtained from dealers.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2025
$1,000,000 Par Preferred Securities	$12,360,000
Capital Preferred Securities	23,872,800
Net Realized Gain (Loss)	—
Change in Unrealized Appreciation/Depreciation:
$1,000,000 Par Preferred Securities	192,000
Capital Preferred Securities	925,680
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at July 31, 2026
$1,000,000 Par Preferred Securities	12,552,000
Capital Preferred Securities	24,798,480
Total Level 3 holdings	$37,350,480
There was a net change of $1,117,680 in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2026.

Restricted Securities
As of July 31, 2026, the Fund held restricted securities as shown in the following table that the Sub-Advisor deemed illiquid, pursuant to procedures adopted by the Fund’s Board of Trustees:
Security	Acquisition Date	Par Amount/ Shares	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	9/15/16	$4,000,000	$100.63	$4,000,000	$4,025,084	0.35%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$15,300,000	97.80	15,343,809	14,963,969	1.30
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,046,000	15,990,000	12,552,000	1.09
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	3/20/15 - 2/25/19	$7,329,000	102.48	7,447,256	7,510,796	0.65
				$42,781,065	$39,051,849	3.39%